Acquisitions - Acquisitions Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																1 Months Ended								1 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Affiliated Entity Member		Dec. 31, 2011 Affiliated Entity Member		Dec. 31, 2010 Affiliated Entity Member		Dec. 31, 2011 Third Parties [Member]		Dec. 31, 2010 Third Parties [Member]		Jan. 31, 2010 Granger [Member]	Aug. 31, 2010 Wattenberg [Member]	Sep. 30, 2010 White Cliffs [Member]	Sep. 30, 2010 White Cliffs [Member] Affiliated Entity Member	Sep. 30, 2010 White Cliffs [Member] Third Parties [Member]	Feb. 28, 2011 Platte Valley [Member]	Jul. 31, 2011 Bison [Member]	Jul. 31, 2011 Bison [Member] Amine Treating Unit [Member]	Jan. 31, 2012 Mountain Gas Resources [Member]	Jan. 31, 2012 Mountain Gas Resources [Member] Rendezvous [Member]	Aug. 31, 2012 Chipeta Processing LLC	Dec. 31, 2012 Chipeta Processing LLC	Aug. 31, 2012 Chipeta Processing LLC Affiliated Entity Member
Business Acquisition Line Items
Percentage acquired																	100.00%	100.00%	10.00%	0.40%	9.60%	100.00%	100.00%		100.00%	22.00%	24.00%	75.00%
Borrowings	$ 1,041,648	[1]	$ 1,055,939	[1]	$ 660,000	[1]											$ 210,000	$ 450,000				$ 303,000			$ 299,000
Cash on hand							$ 611,719	[1]	$ 28,837	[1]	$ 734,780	[1]	$ 301,957	[1]	$ 18,047	[1]	$ 31,680	$ 23,100	$ 38,047			$ 602	$ 25,000		$ 159,587		$ 128,250
Common units issued																	620,689	1,048,196					2,950,284		632,783		151,235
GP units issued	2,135,930		1,839,613														12,667	21,392					60,210		12,914		3,086
Table Text Block Supplement Abstract
Assets, number of units																								3
Ownership interest by noncontrolling owners																												25.00%	24.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.